Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMCAP Fund
Entity Central Index Key	0000004405
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
AMCAP Fund® - Class A
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class A
Trading Symbol	AMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class C
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class C
Trading Symbol	AMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.37% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-1
Trading Symbol	AMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.69% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-2
Trading Symbol	AMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-3
Trading Symbol	FMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-A
Trading Symbol	CAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 35	0.66% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-C
Trading Symbol	CAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.44% *
*Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-E
Trading Symbol	CAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.91% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-2
Trading Symbol	FMMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-3
Trading Symbol	FMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-1
Trading Symbol	RAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 74	1.41% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2
Trading Symbol	RAFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.41% *
*Annualized.
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2E
Trading Symbol	RAEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.12% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-3
Trading Symbol	RAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 51	0.97% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-4
Trading Symbol	RAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.67% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5E
Trading Symbol	RAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.47% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5
Trading Symbol	RAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
AMCAP Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-6
Trading Symbol	RAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 94,476,000,000
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,476
Total number of portfolio holdings	113
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.